ACCUMULATED DEFICIT (Narrative) (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 E-Sun Sky Computer [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund			10.00%	10.00%
Percentage of registered capital			50.00%	50.00%
PRC Subsidiary and VIEs restricted amount	$ 102,528	636,146